SHAREHOLDERS' EQUITY - Summary of the Company's RSU activity and related information (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2024 $ / shares shares
SHAREHOLDERS' EQUITY
Number of shares, RSUs outstanding at the beginning of the year	1,231,879
Number of shares, Granted	512,424
Number of shares, Vested	(514,509)
Number of shares, Forfeited	(23,350)
Number of shares, RSUs outstanding at the end of the year	1,206,444
Weighted average grant date fair value, RSUs Outstanding at the beginning of the year	20.35
Weighted average grant date fair value, Granted | $ / shares	$ 10.85
Weighted average grant date fair value, Vested | $ / shares	23.43
Weighted average grant date fair value, Forfeited | $ / shares	$ 22.54
Weighted average grant date fair value, RSUs outstanding at the end of the year	14.96